Pensions and Other Postretirement Benefits (Details 7) - USD ($) $ in Millions		Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013
Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value		$ 18.5	$ 15.0	$ 15.0
Defined Benefit Pension Plans [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value		550.0	402.1	$ 410.7
Defined Benefit Pension Plans [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value		386.0	358.3
Defined Benefit Pension Plans [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value		145.5	28.8
Defined Benefit Pension Plans [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value		18.5	15.0
Defined Benefit Pension Plans [Member] | Cash and cash equivalents [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	[1]	4.6	2.0
Defined Benefit Pension Plans [Member] | Cash and cash equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	[1]	4.6	2.0
Defined Benefit Pension Plans [Member] | Cash and cash equivalents [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	[1]	0.0	0.0
Defined Benefit Pension Plans [Member] | Cash and cash equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	[1]	0.0	0.0
Defined Benefit Pension Plans [Member] | U.S. Equity Securities [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	[2]	150.5	107.4
Defined Benefit Pension Plans [Member] | U.S. Equity Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	[2]	105.0	91.0
Defined Benefit Pension Plans [Member] | U.S. Equity Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	[2]	45.5	16.4
Defined Benefit Pension Plans [Member] | U.S. Equity Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	[2]	0.0	0.0
Defined Benefit Pension Plans [Member] | International Equity Securities [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	[3]	105.5	84.7
Defined Benefit Pension Plans [Member] | International Equity Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	[3]	81.0	72.3
Defined Benefit Pension Plans [Member] | International Equity Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	[3]	24.5	12.4
Defined Benefit Pension Plans [Member] | International Equity Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	[3]	0.0	0.0
Defined Benefit Pension Plans [Member] | Bonds [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	[4]	151.3	148.2
Defined Benefit Pension Plans [Member] | Bonds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	[4]	151.3	148.2
Defined Benefit Pension Plans [Member] | Bonds [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	[4]	0.0	0.0
Defined Benefit Pension Plans [Member] | Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	[4]	0.0	0.0
Defined Benefit Pension Plans [Member] | Fixed income [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	[5]	112.6	44.8
Defined Benefit Pension Plans [Member] | Fixed income [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	[5]	44.1	44.8
Defined Benefit Pension Plans [Member] | Fixed income [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	[5]	68.5	0.0
Defined Benefit Pension Plans [Member] | Fixed income [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	[5]	0.0	0.0
Defined Benefit Pension Plans [Member] | Other Investments [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	[6]	25.5	15.0
Defined Benefit Pension Plans [Member] | Other Investments [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	[6]	0.0	0.0
Defined Benefit Pension Plans [Member] | Other Investments [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	[6]	7.0	0.0
Defined Benefit Pension Plans [Member] | Other Investments [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	[6]	$ 18.5	$ 15.0

[1]	This category includes money market holdings with maturities of three months or less and are classified as Level 1 assets. Based on the short-term nature of these assets, carrying value approximates fair value.
[2]	This category is invested primarily in a diversified portfolio of common stocks and index funds that invest in U.S. stocks with market capitalization ranges similar to those found in the S&P 500 Index and/or the various Russell Indexes and are traded on active exchanges. The Level 1 assets are valued using quoted market prices for identical securities in active markets. The Level 2 assets are pooled or common collective trust funds that consist of equity securities traded on active exchanges.
[3]	This category is invested primarily in common stocks and other equity securities traded on active exchanges whose issuers are located outside the U.S. The fund invests primarily in developed countries, but may also invest in emerging markets. The Level 1 assets are valued using quoted market prices for identical securities in active markets. The Level 2 assets are pooled or common collective trust funds that consist of equity securities traded on active exchanges.
[4]	This category is comprised of bond funds, which seek to duplicate the return characteristics of high-quality corporate bonds with a duration range of 10 to 13 years. The Level 1 assets are valued using quoted market prices for identical securities in active markets.
[5]	This category is comprised of fixed-income funds that invest primarily in government-related bonds of non-U.S. issuers and include investments in the Canadian market as well as emerging markets. The Level 1 assets are valued using quoted market prices for identical securities in active markets. Contained within the Level 2 assets is a Core Plus pool of funds investing primarily in high-yield, emerging market debt and global bonds, as well as an international bond fund which invests in fixed-income securities denominated in currencies other than U.S. dollars. The Level 2 assets are pooled or common collective trust funds that consist of fixed-income securities traded on active exchanges.
[6]	This category is comprised of a global alpha collective trust fund, a private limited investment partnership, and a private equity fund in 2015. In 2014, the category was comprised only of the private equity fund. The global alpha collective trust fund is comprised of U.S. and global equity and fixed-income securities inclusive of derivatives within the asset mix. This collective trust fund is classified as a Level 2 asset, whereby the underlying securities are valued utilizing quoted market prices for identical securities in active markets. The private investment limited partnership is classified as a Level 3 asset. The investments in the partnership are valued at estimated fair value based on audited financial statements received from the general partner. The private equity fund consists primarily of limited partnership interests in corporate finance and venture capital funds. The private equity fund is classified as a Level 3 asset and is valued based on the funds net asset value (NAV). NAV is calculated based on the estimated fair value of the underlying investment funds within the portfolio and is corroborated by our review. The private equity fund and private investment limited partnership cannot be redeemed and the return of principal is based on the liquidation of the underlying assets.